UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
REVENUES:
Voyage charter revenues	$ 0	$ 1,310,662
Total vessel revenues	9,596,953	11,847,244
EXPENSES:
Voyage expenses (including $148,123 and $289,644 to related party for the six months ended June 30, 2024 and 2025, respectively)	(626,994)	(1,076,661)
Vessel operating expenses	(4,548,328)	(4,556,408)
Management fees to related parties	(919,989)	(945,490)
Provision for doubtful accounts	0	(25,369)
Depreciation and amortization	(2,306,700)	(2,319,326)
General and administrative expenses (including $1,599,000 and $1,648,570 to related party for the six months ended June 30, 2024 and 2025, respectively)	(3,955,945)	(4,698,176)
Total expenses	(12,357,956)	(13,621,430)
Operating loss	(2,761,003)	(1,774,186)
OTHER (EXPENSES)/INCOME:
Interest and finance costs	(79,144)	(202,251)
Interest income	1,296,262	4,288,184
Interest income from related party	1,771,836	0
Dividend income from related party	2,620,833	1,263,889
Foreign exchange (losses)/gains	35,744	(3,404)
Dividend income on equity securities	4,623	4,136
(Loss)/ Gain on equity securities	22,163	(13,837)
Total other income, net	5,672,317	5,336,717
Net income and comprehensive income from continuing operations, before taxes	2,911,314	3,562,531
Income taxes	0	(22,497)
Net income and comprehensive income from continuing operations, net of taxes	2,911,314	3,540,034
Net income and comprehensive income from discontinued operations, net of taxes	100,766	19,714,094
Net income	3,012,080	23,254,128
Comprehensive income	3,012,080	23,254,128
Dividend on Series A Preferred Shares	(703,889)	(707,778)
Deemed dividend on Series A Preferred Shares	(1,557,952)	(1,509,700)
Net income attributable to common shareholders	$ 750,239	$ 21,036,650
(Loss)/earnings per common share, basic, continuing operations (in dollars per share)	$ 0.034	$ (0.012)
(Loss)/earnings per common share, diluted, continuing operations (in dollars per share)	0.033	(0.012)
Earnings per common share, basic, discontinued operations (in dollars per share)	0.006	1.132
Earnings per common share, diluted, discontinued operations (in dollars per share)	0.001	1.132
Earnings per common share, basic, total (in dollars per share)	0.04	1.12
Earnings per common share, diluted, total (in dollars per share)	$ 0.034	$ 1.12
Weighted average number of common shares, basic (in shares)	17,698,383	17,416,746
Weighted average number of common shares, diluted (in shares)	88,983,383	17,416,746
Time Charter [Member]
REVENUES:
Vessel revenues	$ 7,528,174	$ 6,516,885
Pool [Member]
REVENUES:
Vessel revenues	$ 2,068,779	$ 4,019,697